SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment charges associated with its long-lived assets and acquired intangibles (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Long-lived assets impairment		¥ 109,267	¥ 81,619
Impairment of equipment		106,311	35,793
Impairment of intangible assets	¥ 41,259	37,770	38,654
Impairment of other non-current assets		2,956	7,172
Other Asset Impairment Charges		¥ 2,956	¥ 7,172